Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.5%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 9.181%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$1,000	$ 885,046
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 8.755%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,775,648
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 9.59%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,300	1,157,911
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 9.532%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	689,170
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 9.262%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	920,633
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 9.407%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	931,978
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 9.84%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,500	1,347,890
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 9.262%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	364,882
Series 2022-1A, Class E, 6.931%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,122,911
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 8.983%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,043,639
Series 2015-5A, Class DR, 9.41%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	444,794
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 9.21%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,000	917,665
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 9.157%, (3 mo. USD LIBOR + 6.645%), 10/15/30(1)(2)	1,000	899,671
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 7.96%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	866,448
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	221,322
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 8.46%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,001,624
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 9.577%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	892,462
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 9.378%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	911,851
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 9.041%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	922,997
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 8.59%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	$900	$ 827,384
Series 2014-1A, Class DR2, 8.44%, (3 mo. USD LIBOR + 5.70%), 1/17/31(1)(2)	1,500	1,379,512
Series 2015-1A, Class DR4, 9.484%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	500	463,442
Series 2019-1A, Class DR, 9.405%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	1,000	927,394
RAD CLO 5, Ltd., Series 2019-5A, Class E, 9.483%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	884,431
RAD CLO 7, Ltd., Series 2020-7A, Class E, 9.24%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,275	1,189,723
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	614,179
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 9.512%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	670,358
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 8.90%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	850	686,051
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 9.48%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	850,230
Voya CLO, Ltd., Series 2013-1A, Class DR, 8.992%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,724,620
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 9.752%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,300	1,202,222
Total Asset-Backed Securities (identified cost $31,635,655)		$ 28,738,088

Closed-End Funds — 2.0%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$ 1,342,182
Invesco Senior Income Trust	402,161	1,552,341
Nuveen Credit Strategies Income Fund	406,731	2,192,280
Nuveen Floating Rate Income Fund	164,907	1,428,095
Nuveen Floating Rate Income Opportunity Fund	115,017	977,644
Total Closed-End Funds (identified cost $9,825,291)		$ 7,492,542

Common Stocks — 0.8%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	58	$ 255,901
		$ 255,901

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc.(4)(5)	326	$ 205
Skillsoft Corp.(4)(5)	56,469	181,830
		$ 182,035
Oil and Gas — 0.3%
Nine Point Energy Holdings, Inc.(3)(4)(7)	758	$ 0
QuarterNorth Energy, Inc.(4)(5)	10,477	1,267,717
		$ 1,267,717
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$ 138,136
Cumulus Media, Inc., Class A(4)(5)	42,499	396,091
iHeartMedia, Inc., Class A(4)(5)	36,714	324,919
		$ 859,146
Retailers (Except Food and Drug) — 0.1%
Phillips Pet Holding Corp.(3)(4)(5)	613	$ 208,513
		$ 208,513
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(3)(4)(5)	46,236	$ 466,521
		$ 466,521
Total Common Stocks (identified cost $3,642,457)		$ 3,239,833

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value
Electronics/Electrical — 0.0%(6)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(5)	107	$ 506
		$ 506
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(3)(4)(7)	14	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $17,197)		$ 506

Corporate Bonds — 7.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.875%, 5/1/29	$700	$ 594,814
		$ 594,814
Automotive — 0.3%
Clarios Global, L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 983,800
		$ 983,800
Building and Development — 0.3%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	$625	$ 567,891
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	547,380
		$ 1,115,271
Business Equipment and Services — 0.6%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$1,000	$ 952,214
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	750	744,140
5.75%, 4/15/26(1)	750	722,554
		$ 2,418,908
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$1,000	$ 957,334
		$ 957,334
Conglomerates — 0.2%
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	$1,000	$ 862,825
		$ 862,825
Consumer Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	$625	$ 521,281
		$ 521,281
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 577,928
		$ 577,928
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 564,560

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Distribution & Wholesale (continued)
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$1,000	$ 943,815
		$ 1,508,375
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 538,594
		$ 538,594
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 526,494
		$ 526,494
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 983,735
		$ 983,735
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 3.625%, 6/17/31	$1,000	$ 810,975
		$ 810,975
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 514,406
		$ 514,406
Health Care — 0.7%
Centene Corp., 3.375%, 2/15/30	$1,000	$ 858,895
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	474,613
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	938,335
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	559,227
		$ 2,831,070
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 514,441
		$ 514,441
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 568,775
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	522,994
		$ 1,091,769
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$625	$ 505,022
		$ 505,022
Media — 0.5%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 205,569
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,160	604,350
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	196,460
8.375%, 5/1/27	376	331,926
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	545,312
		$ 1,883,617
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$500	$ 378,230
		$ 378,230
Oil and Gas — 0.5%
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	$625	$ 578,966
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,000	966,907
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	500	468,898
		$ 2,014,771
Pipelines — 0.2%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 541,662
		$ 541,662
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$625	$ 543,362
		$ 543,362
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$625	$ 510,750
		$ 510,750
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 503,963
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	471,872
		$ 975,835

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)	$625	$ 531,413
		$ 531,413
Telecommunications — 0.2%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$1,000	$ 918,225
		$ 918,225
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 795,550
		$ 795,550
Wireless Telecommunication Services — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$600	$ 575,535
		$ 575,535
Total Corporate Bonds (identified cost $31,416,532)		$ 27,525,992

Senior Floating-Rate Loans — 137.8%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.8%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	107	$ 96,637
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	418	376,883
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	450	429,616
Term Loan, 5.052%, (USD LIBOR + 3.50%), 1/18/27(9)		1,732	1,704,781
Dynasty Acquisition Co., Inc.:
Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 4/6/26		1,936	1,873,176
Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 4/6/26		1,041	1,007,439
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(10)		325	315,455
Term Loan - Second Lien, 8.75%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		413	323,432
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Spirit Aerosystems, Inc., Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 1/15/25		567	$ 564,501
WP CPP Holdings, LLC, Term Loan, 6.559%, (USD LIBOR + 3.75%), 4/30/25(9)		4,268	3,821,742
			$ 10,513,662
Airlines — 2.3%
AAdvantage Loyalty IP, Ltd., Term Loan, 7.46%, (3 mo. USD LIBOR + 4.75%), 4/20/28		3,050	$ 3,013,781
Air Canada, Term Loan, 6.421%, (3 mo. USD LIBOR + 3.50%), 8/11/28		2,000	1,940,000
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27		800	814,400
United Airlines, Inc., Term Loan, 6.533%, (3 mo. USD LIBOR + 3.75%), 4/21/28		3,118	3,038,512
			$ 8,806,693
Auto Components — 4.1%
Adient US, LLC, Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 4/10/28		2,032	$ 1,994,729
Chassix, Inc., Term Loan, 7.864%, (USD LIBOR + 5.50%), 11/15/23(9)		1,432	1,332,225
Clarios Global, L.P.:
Term Loan, 3.344%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,000	972,918
Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,042	2,973,236
Dayco Products, LLC, Term Loan, 6.774%, (1 mo. USD LIBOR + 4.25%), 5/19/23		1,066	1,033,959
DexKo Global, Inc.:
Term Loan, 3.902%, (3 mo. EURIBOR + 3.75%), 10/4/28(10)	EUR	74	69,023
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	428,972
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	223,077
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 10/4/28		698	669,447
Garrett LX I S.a.r.l., Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), 4/30/28		769	757,650
LTI Holdings, Inc., Term Loan, 7.024%, (1 mo. USD LIBOR + 4.50%), 7/24/26		596	570,164
Tenneco, Inc., Term Loan, 5.524%, (1 mo. USD LIBOR + 3.00%), 10/1/25		2,977	2,952,677
Truck Hero, Inc., Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 1/31/28		835	764,350
Wheel Pros, LLC, Term Loan, 6.868%, (1 mo. USD LIBOR + 4.50%), 5/11/28		1,017	864,292
			$ 15,606,719

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles — 0.5%
MajorDrive Holdings IV, LLC:
Term Loan, 5.625%, (3 mo. USD LIBOR + 4.00%), 6/1/28	668	$ 640,685
Term Loan, 7.05%, (SOFR + 5.50%), 6/1/29	1,496	1,447,622
		$ 2,088,307
Beverages — 1.1%
Arterra Wines Canada, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/24/27	1,084	$ 1,053,704
City Brewing Company, LLC, Term Loan, 5.873%, (1 mo. USD LIBOR + 3.50%), 4/5/28	768	673,665
Triton Water Holdings, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 3/31/28	2,475	2,325,883
		$ 4,053,252
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 3/12/26	388	$ 375,088
Alltech, Inc., Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 10/13/28	423	408,955
		$ 784,043
Building Products — 3.1%
ACProducts, Inc., Term Loan, 6.97%, (USD LIBOR + 4.25%), 5/17/28(9)	2,104	$ 1,746,300
Cornerstone Building Brands, Inc., Term Loan, 5.641%, (1 mo. USD LIBOR + 3.25%), 4/12/28	2,427	2,193,844
CP Atlas Buyer, Inc., Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 11/23/27	1,507	1,403,300
Gardner Denver, Inc., Term Loan, 4.305%, (SOFR + 1.75%), 3/1/27	1,274	1,257,738
Ingersoll-Rand Services Company, Term Loan, 4.305%, (SOFR + 1.75%), 3/1/27	1,393	1,375,236
LHS Borrower, LLC, Term Loan, 7.305%, (SOFR + 4.75%), 2/16/29	1,691	1,532,253
MI Windows and Doors, LLC, Term Loan, 6.055%, (SOFR + 3.60%), 12/18/27	1,543	1,521,589
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28	953	943,942
		$ 11,974,202
Capital Markets — 4.2%
Advisor Group, Inc., Term Loan, 7.024%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,386	$ 2,333,899
AllSpring Buyer, LLC, Term Loan, 5.563%, (3 mo. USD LIBOR + 3.25%), 11/1/28	1,349	1,335,946
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Aretec Group, Inc., Term Loan, 6.805%, (SOFR + 4.25%), 10/1/25		3,480	$ 3,417,763
Edelman Financial Center, LLC, Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 4/7/28		2,527	2,430,640
EIG Management Company, LLC, Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 2/22/25		263	260,186
Focus Financial Partners, LLC, Term Loan, 5.024%, (1 mo. USD LIBOR + 2.50%), 6/30/28		1,486	1,462,882
Greenhill & Co., Inc., Term Loan, 6.32%, (3 mo. USD LIBOR + 3.25%), 4/12/24		476	468,687
Hudson River Trading, LLC, Term Loan, 6.164%, (SOFR + 3.00%), 3/20/28		1,746	1,639,130
Mariner Wealth Advisors, LLC:
Term Loan, 5.65%, (SOFR + 3.25%), 8/18/28		235	226,602
Term Loan, 6.07%, (SOFR + 3.25%), 8/18/28		177	170,637
Term Loan, 6.07%, (SOFR + 3.25%), 8/18/28		1,238	1,192,663
Term Loan, 6.223%, (SOFR + 3.25%), 8/18/28		39	37,862
Victory Capital Holdings, Inc., Term Loan, 4.543%, (3 mo. USD LIBOR + 2.25%), 7/1/26		935	916,845
			$ 15,893,742
Chemicals — 4.9%
Aruba Investments, Inc.:
Term Loan, 4.059%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	518	$ 486,487
Term Loan, 6.444%, (1 mo. USD LIBOR + 4.00%), 11/24/27		790	762,379
Charter NEX US, Inc., Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 12/1/27		493	478,648
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	620	611,988
CPC Acquisition Corp., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/29/27		815	715,397
Flint Group GmbH, Term Loan, 7.759%, (3 mo. USD LIBOR + 5.00%), 7.009% cash, 0.75% PIK, 9/21/23		107	88,338
Flint Group US, LLC, Term Loan, 8.759%, (3 mo. USD LIBOR + 5.00%), 8.009% cash, 0.75% PIK, 9/21/23		650	534,371
Gemini HDPE, LLC, Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), 12/31/27		773	761,947
Groupe Solmax, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 5/29/28		1,535	1,384,886
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	192,532
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 8/28/26		220	216,766
INEOS Finance PLC:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	4	3,775

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Finance PLC: (continued)
Term Loan, 3.25%, (3 mo. EURIBOR + 2.75%, Floor 0.50%), 11/8/28	EUR	625	$ 599,202
INEOS Styrolution US Holding, LLC, Term Loan, 5.274%, (1 mo. USD LIBOR + 2.75%), 1/29/26		1,980	1,938,337
INEOS US Finance, LLC, Term Loan, 5.093%, (2 mo. USD LIBOR + 2.50%), 11/8/28		524	515,178
Kraton Corporation, Term Loan, 5.109%, (SOFR + 3.25%), 3/15/29		399	394,844
Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	285,155
Lonza Group AG, Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 7/3/28		2,500	2,318,707
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/27		667	649,939
Momentive Performance Materials, Inc., Term Loan, 5.78%, (1 mo. USD LIBOR + 3.25%), 5/15/24		461	453,709
Olympus Water US Holding Corporation, Term Loan, 6.654%, (SOFR + 4.50%), 11/9/28		349	341,997
Orion Engineered Carbons GmbH, Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 9/24/28		323	313,490
Rohm Holding GmbH, Term Loan, 8.121%, (6 mo. USD LIBOR + 4.75%), 7/31/26		1,479	1,268,053
Starfruit Finco B.V., Term Loan, 3.00%, (EURIBOR + 3.00%), 10/1/25(9)	EUR	448	430,725
Venator Materials Corporation, Term Loan, 5.524%, (1 mo. USD LIBOR + 3.00%), 8/8/24		405	374,958
W.R. Grace & Co.-Conn., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/22/28		2,463	2,423,839
			$ 18,545,647
Commercial Services & Supplies — 5.2%
Allied Universal Holdco, LLC, Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 5/12/28		3,533	$ 3,382,872
Belfor Holdings, Inc., Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 4/6/26		558	552,173
EnergySolutions, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,780	1,667,426
Garda World Security Corporation, Term Loan, 7.24%, (3 mo. USD LIBOR + 4.25%), 10/30/26		2,426	2,362,999
GFL Environmental, Inc., Term Loan, 5.806%, (3 mo. USD LIBOR + 3.00%), 5/30/25		49	49,105
LABL, Inc., Term Loan, 7.524%, (1 mo. USD LIBOR + 5.00%), 10/29/28		622	602,164
Monitronics International, Inc., Term Loan, 10.306%, (3 mo. USD LIBOR + 7.50%), 3/29/24		1,563	1,047,124
PECF USS Intermediate Holding III Corporation, Term Loan, 6.774%, (1 mo. USD LIBOR + 4.25%), 12/15/28		547	511,405
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Phoenix Services International, LLC, Term Loan, 8.25%, (USD Prime + 2.75%), 3/1/25	862	$ 508,432
Prime Security Services Borrower, LLC, Term Loan, 5.107%, (1 mo. USD LIBOR + 2.75%), 9/23/26	2,127	2,084,165
SITEL Worldwide Corporation, Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 8/28/28	2,317	2,274,548
Tempo Acquisition, LLC, Term Loan, 5.455%, (SOFR + 3.00%), 8/31/28	1,636	1,612,818
TMS International Corp., Term Loan, 5.463%, (USD LIBOR + 2.75%), 8/14/24(9)	271	267,489
TruGreen Limited Partnership, Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 11/2/27	2,125	2,049,023
Werner FinCo, L.P., Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 7/24/24	1,096	1,022,105
		$ 19,993,848
Communications Equipment — 0.2%
Digi International, Inc., Term Loan, 7.806%, (3 mo. USD LIBOR + 5.00%), 11/1/28	365	$ 362,451
Tiger Acquisition, LLC, Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 6/1/28	594	568,829
		$ 931,280
Construction Materials — 0.8%
Oscar AcquisitionCo, LLC, Term Loan, 6.109%, (SOFR + 4.50%), 4/29/29	825	$ 774,124
Quikrete Holdings, Inc., Term Loan, 5.524%, (1 mo. USD LIBOR + 3.00%), 6/11/28	2,494	2,419,828
		$ 3,193,952
Containers & Packaging — 1.7%
Berlin Packaging, LLC, Term Loan, 6.123%, (USD LIBOR + 3.75%), 3/11/28(9)	1,042	$ 1,009,124
BWAY Holding Company, Term Loan, 5.623%, (1 mo. USD LIBOR + 3.25%), 4/3/24	2,457	2,407,878
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.73%, (SOFR + 4.175%), 4/13/29	525	508,500
Pregis TopCo Corporation, Term Loan, 6.805%, (USD LIBOR + 4.00%), 7/31/26(9)	658	641,260
Pretium PKG Holdings, Inc.:
Term Loan, 6.305%, (USD LIBOR + 4.00%), 10/2/28(9)	522	493,644
Term Loan - Second Lien, 9.075%, (USD LIBOR + 6.75%), 10/1/29(9)	300	261,500

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Proampac PG Borrower, LLC, Term Loan, 6.458%, (USD LIBOR + 3.75%), 11/3/25(9)		618	$ 603,135
Trident TPI Holdings, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/17/24		741	733,605
			$ 6,658,646
Distributors — 1.5%
Autokiniton US Holdings, Inc., Term Loan, 6.873%, (1 mo. USD LIBOR + 4.50%), 4/6/28		3,295	$ 3,201,755
Phillips Feed Service, Inc., Term Loan, 9.377%, (1 mo. USD LIBOR + 7.00%), 11/13/24(3)		113	90,294
White Cap Buyer, LLC, Term Loan, 6.205%, (SOFR + 3.75%), 10/19/27		2,334	2,259,348
			$ 5,551,397
Diversified Consumer Services — 1.1%
Ascend Learning, LLC, Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 12/11/28		572	$ 547,452
Corporation Service Company, Term Loan, 8/31/29(11)		350	346,500
KUEHG Corp.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 2/21/25		2,671	2,607,309
Term Loan - Second Lien, 10.50%, (3 mo. USD LIBOR + 8.25%), 8/22/25		425	418,271
Sotheby's, Term Loan, 7.012%, (3 mo. USD LIBOR + 4.50%), 1/15/27		460	452,077
			$ 4,371,609
Diversified Financial Services — 0.6%
Concorde Midco Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	$ 553,288
Sandy BidCo B.V., Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 6/12/28	EUR	950	929,344
Zephyr Bidco Limited, Term Loan, 6.472%, (SONIA + 4.75%), 7/23/25	GBP	775	796,781
			$ 2,279,413
Diversified Telecommunication Services — 3.9%
Altice France S.A.:
Term Loan, 6.20%, (3 mo. USD LIBOR + 3.69%), 1/31/26		2,252	$ 2,186,721
Term Loan, 6.905%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,709	1,657,600
GEE Holdings 2, LLC:
Term Loan, 10.154%, (3 mo. USD LIBOR + 8.00%), 3/24/25		408	404,978
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
GEE Holdings 2, LLC: (continued)
Term Loan - Second Lien, 10.404%, (3 mo. USD LIBOR + 8.25%), 3.654% cash, 6.75% PIK, 3/23/26		856	$ 778,693
Numericable Group S.A., Term Loan, 3.238%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	474	452,052
UPC Broadband Holding B.V.:
Term Loan, 2.863%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	775	741,842
Term Loan, 4.641%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	875,250
UPC Financing Partnership, Term Loan, 5.391%, (1 mo. USD LIBOR + 3.00%), 1/31/29		660	643,881
Virgin Media Bristol, LLC, Term Loan, 5.641%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,775	5,714,363
Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,432	1,331,760
			$ 14,787,140
Electrical Equipment — 0.7%
AZZ, Inc., Term Loan, 6.911%, (SOFR + 4.25%), 5/13/29(9)		399	$ 395,342
GrafTech Finance, Inc., Term Loan, 5.524%, (1 mo. USD LIBOR + 3.00%), 2/12/25		1,368	1,356,275
II-VI Incorporated, Term Loan, 5.123%, (1 mo. USD LIBOR + 2.75%), 7/2/29		875	857,500
			$ 2,609,117
Electronic Equipment, Instruments & Components — 1.9%
Chamberlain Group, Inc., Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 11/3/28		1,343	$ 1,283,643
CPI International, Inc., Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 7/26/24		655	650,005
Creation Technologies, Inc., Term Loan, 7.785%, (3 mo. USD LIBOR + 5.50%), 10/5/28		848	767,327
DG Investment Intermediate Holdings 2, Inc., Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 3/31/28		990	969,407
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28		622	610,759
Robertshaw US Holding Corp., Term Loan, 6.063%, (1 mo. USD LIBOR + 3.50%), 2/28/25		1,029	839,533
Verifone Systems, Inc., Term Loan, 6.997%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,229	1,140,294
Verisure Holding AB:
Term Loan, 3.473%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	850	809,362
Term Loan, 3.753%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	325	313,055
			$ 7,383,385

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services — 0.0%(6)
Ameriforge Group, Inc., Term Loan, 13.968%, (1 mo. USD LIBOR + 13.00%), 12/29/23(10)		54	$ 26,819
			$ 26,819
Engineering & Construction — 1.9%
Aegion Corporation, Term Loan, 7.127%, (1 mo. USD LIBOR + 4.75%), 5/17/28		546	$ 510,393
Amentum Government Services Holdings, LLC, Term Loan, 5.163%, (SOFR + 4.00%), 2/15/29		675	659,812
American Residential Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 10/15/27		616	601,004
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.944%, (3 mo. USD LIBOR + 4.25%), 6/21/24		1,645	1,507,948
Northstar Group Services, Inc., Term Loan, 8.024%, (1 mo. USD LIBOR + 5.50%), 11/12/26		1,543	1,516,282
USIC Holdings, Inc., Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 5/12/28		2,382	2,316,743
			$ 7,112,182
Entertainment — 1.7%
Alchemy Copyrights, LLC, Term Loan, 5.373%, (1 mo. USD LIBOR + 3.00%), 3/10/28		516	$ 510,674
City Football Group Limited, Term Loan, 6.484%, (1 mo. USD LIBOR + 3.50%), 7/21/28		995	960,175
Crown Finance US, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25		2,089	1,353,683
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%), 9/30/26		1,511	965,923
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)		549	635,093
Renaissance Holding Corp.:
Term Loan, 6.787%, (SOFR + 4.50%), 3/30/29		150	146,813
Term Loan - Second Lien, 9.524%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	193,750
UFC Holdings, LLC, Term Loan, 5.52%, (3 mo. USD LIBOR + 2.75%), 4/29/26		1,187	1,157,301
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	678	515,900
			$ 6,439,312
Food Products — 1.0%
8th Avenue Food & Provisions, Inc., Term Loan, 7.274%, (1 mo. USD LIBOR + 4.75%), 10/1/25		496	$ 441,662
Badger Buyer Corp., Term Loan, 5.993%, (1 mo. USD LIBOR + 3.50%), 9/30/24		357	328,166
CHG PPC Parent, LLC, Term Loan, 5.563%, (1 mo. USD LIBOR + 3.00%), 12/8/28		399	390,023
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Del Monte Foods, Inc., Term Loan, 6.647%, (SOFR + 4.35%), 5/16/29		400	$ 387,500
Monogram Food Solutions, LLC, Term Loan, 6.563%, (1 mo. USD LIBOR + 4.00%), 8/28/28		448	437,676
Shearer's Foods, Inc., Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 9/23/27		442	430,204
Sovos Brands Intermediate, Inc., Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 6/8/28		601	581,843
United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	775	717,178
			$ 3,714,252
Gas Utilities — 0.8%
CQP Holdco, L.P., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 6/5/28		2,950	$ 2,902,009
			$ 2,902,009
Health Care Equipment & Supplies — 1.6%
Bayou Intermediate II, LLC, Term Loan, 7.302%, (3 mo. USD LIBOR + 4.50%), 8/2/28		871	$ 848,859
CryoLife, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 6/1/27		501	484,454
Gloves Buyer, Inc., Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 12/29/27		1,684	1,595,785
Journey Personal Care Corp., Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 3/1/28		1,262	899,353
Medline Borrower, L.P., Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 10/23/28		2,494	2,385,095
			$ 6,213,546
Health Care Providers & Services — 7.8%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/7/28		896	$ 877,590
Biogroup-LCD, Term Loan, 3.027%, (3 mo. EURIBOR + 2.75%), 2/9/28	EUR	250	235,954
BW NHHC Holdco, Inc., Term Loan, 7.961%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,466	1,602,081
Cano Health, LLC, Term Loan, 6.555%, (SOFR + 4.00%), 11/23/27		2,518	2,367,132
CCRR Parent, Inc., Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/6/28		593	572,122
Cerba Healthcare S.A.S.:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	450	430,408
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	525	512,035
CHG Healthcare Services, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.25%), 9/29/28		943	921,267

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Covis Finco S.a.r.l., Term Loan, 8.704%, (SOFR + 6.50%), 2/18/27		839	$ 684,091
Electron BidCo, Inc., Term Loan, 5.524%, (1 mo. USD LIBOR + 3.00%), 11/1/28		698	682,831
Envision Healthcare Corporation:
Term Loan, 10.531%, (SOFR + 7.875%), 3/31/27		350	340,815
Term Loan - Second Lien, 6.83%, (SOFR + 4.25%), 3/31/27		2,484	1,248,086
Hanger, Inc., Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,024	1,023,977
IVC Acquisition, Ltd., Term Loan, 4.391%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	1,350	1,309,926
LSCS Holdings, Inc., Term Loan, 6.75%, (3 mo. USD LIBOR + 4.50%), 12/16/28		647	617,242
MDVIP, Inc., Term Loan, 5.868%, (1 mo. USD LIBOR + 3.50%), 10/16/28		249	244,388
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(10)		176	172,138
Term Loan, 6.377%, (3 mo. USD LIBOR + 3.50%), 11/1/28		1,096	1,072,801
Midwest Physician Administrative Services, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 3/12/28		568	528,633
National Mentor Holdings, Inc.:
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/2/28		65	55,902
Term Loan, 6.131%, (USD LIBOR + 3.75%), 3/2/28(9)		2,257	1,927,123
Option Care Health, Inc., Term Loan, 5.274%, (1 mo. USD LIBOR + 2.75%), 10/27/28		373	370,093
Pacific Dental Services, LLC, Term Loan, 5.877%, (1 mo. USD LIBOR + 3.50%), 5/5/28		594	582,120
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 8.774%, (1 mo. USD LIBOR + 6.25%), 2/13/26		175	168,000
Pediatric Associates Holding Company, LLC:
Term Loan, 4.255%, (USD LIBOR + 3.25%), 12/29/28(10)		66	64,311
Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		433	423,921
PetVet Care Centers, LLC, Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 2/14/25		346	336,016
Phoenix Guarantor, Inc.:
Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 3/5/26		2,970	2,876,745
Term Loan, 5.944%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,534	1,486,509
Radiology Partners, Inc., Term Loan, 6.659%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,305	1,221,471
Sound Inpatient Physicians, Term Loan, 5.274%, (1 mo. USD LIBOR + 2.75%), 6/27/25		480	457,350
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), 8/31/26		2,500	$ 2,430,945
Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	312,961
U.S. Anesthesia Partners, Inc., Term Loan, 6.623%, (1 mo. USD LIBOR + 4.25%), 10/1/28		968	931,399
WP CityMD Bidco, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/22/28		574	560,976
			$ 29,649,359
Health Care Technology — 3.1%
Bracket Intermediate Holding Corp., Term Loan, 6.543%, (3 mo. USD LIBOR + 4.25%), 9/5/25		914	$ 893,802
Certara, L.P., Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 8/15/26		952	928,653
eResearchTechnology, Inc., Term Loan, 7.024%, (1 mo. USD LIBOR + 4.50%), 2/4/27		346	329,763
GHX Ultimate Parent Corporation, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/28/24		952	942,877
Imprivata, Inc.:
Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 12/1/27		992	969,822
Term Loan, 6.705%, (SOFR + 4.25%), 12/1/27		200	196,063
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 6.493%, (1 mo. USD LIBOR + 4.00%), 12/18/28		973	940,954
Term Loan - Second Lien, 9.274%, (1 mo. USD LIBOR + 6.75%), 12/17/29		625	559,114
Navicure, Inc., Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,564	1,533,372
PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27		667	653,231
Project Ruby Ultimate Parent Corp., Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 3/10/28		1,234	1,202,281
Symplr Software, Inc., Term Loan, 6.654%, (SOFR + 4.50%), 12/22/27		1,038	1,007,944
Verscend Holding Corp., Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 8/27/25		1,578	1,571,512
			$ 11,729,388
Hotels, Restaurants & Leisure — 3.8%
Carnival Corporation:
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25		1,372	$ 1,312,661
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28		2,338	2,192,109
ClubCorp Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,484	1,423,184

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Dave & Buster's, Inc., Term Loan, 7.563%, (SOFR + 5.00%), 6/29/29	700	$ 685,300
Great Canadian Gaming Corporation, Term Loan, 6.096%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,525	1,498,948
IRB Holding Corp., Term Loan, 5.437%, (SOFR + 3.15%), 12/15/27	2,317	2,247,720
Oravel Stays Singapore Pte, Ltd., Term Loan, 10.44%, (3 mo. USD LIBOR + 8.25%), 6/23/26	644	582,368
Playa Resorts Holding B.V., Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), 4/29/24	1,085	1,065,589
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.563%, (1 mo. USD LIBOR + 3.00%), 8/25/28	769	758,371
SMG US Midco 2, Inc., Term Loan, 5.024%, (1 mo. USD LIBOR + 2.50%), 1/23/25	239	232,300
Travel Leaders Group, LLC, Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 1/25/24	1,695	1,589,482
Twin River Worldwide Holdings, Inc., Term Loan, 5.623%, (1 mo. USD LIBOR + 3.25%), 10/2/28	995	950,474
		$ 14,538,506
Household Durables — 0.9%
Libbey Glass, Inc., Term Loan, 10.455%, (3 mo. USD LIBOR + 8.00%), 11/13/25	687	$ 705,086
Serta Simmons Bedding, LLC:
Term Loan, 9.891%, (1 mo. USD LIBOR + 7.50%), 8/10/23	1,153	1,130,967
Term Loan - Second Lien, 9.891%, (1 mo. USD LIBOR + 7.50%), 8/10/23	2,666	1,530,810
		$ 3,366,863
Household Products — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 6.82%, (3 mo. USD LIBOR + 3.75%), 12/22/26	1,404	$ 1,355,500
Term Loan, 8.94%, (SOFR + 6.00%), 12/22/26	348	337,803
		$ 1,693,303
Industrial Conglomerates — 0.3%
SPX Flow, Inc., Term Loan, 7.055%, (SOFR + 4.50%), 4/5/29	1,225	$ 1,164,975
		$ 1,164,975
Insurance — 2.2%
AssuredPartners, Inc.:
Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,386	$ 1,350,622
Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,386	1,350,484
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Financiere CEP S.A.S., Term Loan, 4.225%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	550	$ 540,839
NFP Corp., Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 2/15/27		2,178	2,112,390
Ryan Specialty Group, LLC, Term Loan, 5.555%, (SOFR + 3.00%), 9/1/27		2,970	2,921,515
			$ 8,275,850
Interactive Media & Services — 1.7%
Buzz Finco, LLC:
Term Loan, 5.274%, (1 mo. USD LIBOR + 2.75%), 1/29/27		587	$ 573,304
Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 1/29/27		67	66,263
Camelot U.S. Acquisition, LLC, Term Loan, 5.524%, (1 mo. USD LIBOR + 3.00%), 10/30/26		2,692	2,633,514
Foundational Education Group, Inc., Term Loan, 6.066%, (SOFR + 3.75%), 8/31/28		1,468	1,419,927
Getty Images, Inc., Term Loan, 7.623%, (USD LIBOR + 4.50%), 2/19/26(9)		1,182	1,174,694
Match Group, Inc., Term Loan, 4.692%, (3 mo. USD LIBOR + 1.75%), 2/13/27		775	754,656
			$ 6,622,358
Internet & Direct Marketing Retail — 1.1%
Adevinta ASA:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	1,250	$ 1,230,803
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 6/26/28		322	316,421
CNT Holdings I Corp., Term Loan, 5.812%, (SOFR + 3.50%), 11/8/27		1,584	1,554,109
Hoya Midco, LLC, Term Loan, 5.705%, (SOFR + 3.25%), 2/3/29		985	954,536
			$ 4,055,869
IT Services — 5.0%
Asurion, LLC:
Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,320	$ 1,213,600
Term Loan, 6.708%, (SOFR + 4.00%), 8/19/28		1,236	1,158,301
Term Loan - Second Lien, 7.774%, (1 mo. USD LIBOR + 5.25%), 1/31/28		2,070	1,791,844
Endure Digital, Inc., Term Loan, 5.873%, (1 mo. USD LIBOR + 3.50%), 2/10/28		3,317	3,117,510

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
EP Purchaser, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/6/28		349	$ 343,888
Gainwell Acquisition Corp., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 10/1/27		4,272	4,183,925
Indy US Bidco, LLC:
Term Loan, 3.844%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	618	578,293
Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 3/5/28		790	757,606
NAB Holdings, LLC, Term Loan, 5.204%, (SOFR + 3.00%), 11/23/28		970	941,021
Rackspace Technology Global, Inc., Term Loan, 5.617%, (3 mo. USD LIBOR + 2.75%), 2/15/28		2,977	2,442,946
Sedgwick Claims Management Services, Inc., Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,237	1,215,220
Skopima Merger Sub, Inc., Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,563	1,512,384
			$ 19,256,538
Leisure Products — 0.5%
Amer Sports Oyj, Term Loan, 5.131%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,813	$ 1,763,185
Fender Musical Instruments Corporation, Term Loan, 6.393%, (SOFR + 4.00%), 12/1/28		273	262,144
			$ 2,025,329
Life Sciences Tools & Services — 1.5%
Cambrex Corporation, Term Loan, 6.055%, (SOFR + 3.60%), 12/4/26		313	$ 305,489
Curia Global, Inc., Term Loan, 6.555%, (USD LIBOR +3.75%), 8/30/26(9)		1,972	1,908,363
IQVIA, Inc., Term Loan, 4.274%, (1 mo. USD LIBOR + 1.75%), 3/7/24		524	524,146
LGC Group Holdings, Ltd., Term Loan, 3.12%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	500	472,327
Loire Finco Luxembourg S.a.r.l., Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 4/21/27		368	353,781
Packaging Coordinators Midco, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/30/27		1,482	1,449,664
Sotera Health Holdings, LLC, Term Loan, 5.274%, (1 mo. USD LIBOR + 2.75%), 12/11/26		675	658,125
			$ 5,671,895
Machinery — 7.3%
AI Aqua Merger Sub, Inc., Term Loan, 6.037%, (SOFR + 3.75%), 7/31/28		2,200	$ 2,120,250
Albion Financing 3 S.a.r.l., Term Loan, 8.009%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,368	1,316,820
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Alliance Laundry Systems, LLC, Term Loan, 5.955%, (3 mo. USD LIBOR + 3.50%), 10/8/27		2,183	$ 2,143,494
American Trailer World Corp., Term Loan, 6.305%, (SOFR + 3.75%), 3/3/28		1,889	1,774,689
Apex Tool Group, LLC, Term Loan, 7.662%, (SOFR + 5.25%), 2/8/29		2,272	2,095,117
Conair Holdings, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/17/28		2,184	1,875,991
Delachaux Group S.A., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 4/16/26		444	411,926
Engineered Machinery Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/19/28		2,801	2,716,973
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	384	373,891
Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 10/21/28		645	629,481
Gates Global, LLC, Term Loan, 5.024%, (1 mo. USD LIBOR + 2.50%), 3/31/27		2,623	2,577,951
Granite Holdings US Acquisition Co., Term Loan, 6.313%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,406	1,375,087
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(10)		124	119,470
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/22/28		599	575,993
Illuminate Buyer, LLC, Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 6/30/27		891	862,750
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		2,475	2,395,595
Penn Engineering & Manufacturing Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 6/27/24		181	180,003
Titan Acquisition Limited, Term Loan, 5.877%, (3 mo. USD LIBOR + 3.00%), 3/28/25		1,984	1,892,675
TK Elevator Topco GmbH, Term Loan, 4.256%, (6 mo. EURIBOR + 3.63%), 7/29/27	EUR	525	504,422
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,327	1,290,900
Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	650	620,790
			$ 27,854,268
Media — 2.6%
Diamond Sports Group, LLC, Term Loan, 10.387%, (SOFR + 8.00%), 5/26/26		530	$ 504,480
Gray Television, Inc.:
Term Loan, 4.873%, (1 mo. USD LIBOR + 2.50%), 2/7/24		234	232,566
Term Loan, 4.873%, (1 mo. USD LIBOR + 2.50%), 1/2/26		637	627,525

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Gray Television, Inc.: (continued)
Term Loan, 5.373%, (1 mo. USD LIBOR + 3.00%), 12/1/28	846	$ 834,121
Hubbard Radio, LLC, Term Loan, 6.78%, (1 mo. USD LIBOR + 4.25%), 3/28/25	707	675,270
Magnite, Inc., Term Loan, 6.197%, (USD LIBOR + 5.00%), 4/28/28(9)	767	744,232
MJH Healthcare Holdings, LLC, Term Loan, 6.055%, (SOFR + 3.60%), 1/28/29	249	240,647
Nexstar Broadcasting, Inc., Term Loan, 5.024%, (1 mo. USD LIBOR + 2.50%), 9/18/26	294	292,914
Recorded Books, Inc., Term Loan, 6.313%, (SOFR + 4.00%), 8/29/25	2,520	2,491,126
Sinclair Television Group, Inc.:
Term Loan, 5.03%, (1 mo. USD LIBOR + 2.50%), 9/30/26	656	633,052
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), 4/1/28	447	425,310
Univision Communications, Inc., Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 3/15/26	2,178	2,132,807
		$ 9,834,050
Metals/Mining — 0.5%
Dynacast International, LLC, Term Loan, 11.98%, (3 mo. USD LIBOR + 9.00%), 10/22/25	367	$ 331,989
WireCo WorldGroup, Inc., Term Loan, 7.188%, (3 mo. USD LIBOR + 4.25%), 11/13/28	445	438,872
Zekelman Industries, Inc., Term Loan, 4.185%, (3 mo. USD LIBOR + 2.00%), 1/24/27	1,038	1,010,864
		$ 1,781,725
Oil, Gas & Consumable Fuels — 3.6%
Centurion Pipeline Company, LLC:
Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 9/29/25	266	$ 263,028
Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 9/28/25	247	244,406
CITGO Petroleum Corporation, Term Loan, 8.774%, (1 mo. USD LIBOR + 6.25%), 3/28/24	4,082	4,084,504
Delek US Holdings, Inc., Term Loan, 8.024%, (1 mo. USD LIBOR + 5.50%), 3/31/25	587	582,101
Freeport LNG Investments, LLLP, Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), 12/21/28	593	570,387
Matador Bidco S.a.r.l., Term Loan, 7.024%, (1 mo. USD LIBOR + 4.50%), 10/15/26	4,023	3,983,508
Oryx Midstream Services Permian Basin, LLC, Term Loan, 6.211%, (3 mo. USD LIBOR + 3.25%), 10/5/28	721	711,118
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon, LLC, Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 10/17/25		707	$ 703,651
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 10.524%, (1 mo. USD LIBOR + 8.00%), 8/27/26		783	780,946
UGI Energy Services, LLC, Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 8/13/26		1,980	1,971,343
			$ 13,894,992
Personal Products — 0.5%
HLF Financing S.a.r.l., Term Loan, 5.024%, (1 mo. USD LIBOR + 2.50%), 8/18/25		725	$ 706,594
Sunshine Luxembourg VII S.a.r.l., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 10/1/26		1,234	1,193,596
			$ 1,900,190
Pharmaceuticals — 2.9%
Akorn, Inc., Term Loan, 9.777%, (3 mo. USD LIBOR + 7.50%), 10/1/25		312	$ 301,462
Amneal Pharmaceuticals, LLC, Term Loan, 5.939%, (USD LIBOR + 3.50%), 5/4/25(9)		1,822	1,747,306
Bausch Health Companies, Inc., Term Loan, 7.662%, (SOFR + 5.25%), 2/1/27		1,715	1,379,696
Elanco Animal Health Incorporated, Term Loan, 4.123%, (1 mo. USD LIBOR + 1.75%), 8/1/27		617	597,744
Jazz Financing Lux S.a.r.l., Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 5/5/28		2,475	2,433,621
Mallinckrodt International Finance S.A.:
Term Loan, 7.253%, (3 mo. USD LIBOR + 5.25%), 9/30/27		2,113	1,650,448
Term Loan, 7.503%, (3 mo. USD LIBOR + 5.50%), 9/30/27		3,034	2,342,176
Nidda Healthcare Holding AG, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 8/21/26	EUR	625	596,689
PharmaZell GmbH, Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	120,803
			$ 11,169,945
Professional Services — 3.4%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	518	$ 498,372
APFS Staffing Holdings, Inc., Term Loan, 6.774%, (SOFR + 4.00%), 12/29/28(9)		249	245,323
Blitz 20-487 GmbH, Term Loan, 3.438%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	825	791,948
Brown Group Holding, LLC:
Term Loan, 5.024%, (1 mo. USD LIBOR + 2.50%), 6/7/28		2,203	2,167,415

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Brown Group Holding, LLC: (continued)
Term Loan, 6.205%, (SOFR + 3.75%), 7/2/29		225	$ 222,356
CoreLogic, Inc., Term Loan, 6.063%, (1 mo. USD LIBOR + 3.50%), 6/2/28		3,114	2,681,127
Deerfield Dakota Holding, LLC, Term Loan, 6.205%, (SOFR + 3.75%), 4/9/27		2,305	2,251,153
Employbridge, LLC, Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 7/19/28		1,538	1,394,152
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.888%, (6 mo. EURIBOR + 2.63%), 7/15/25	EUR	801	775,860
Trans Union, LLC, Term Loan, 4.774%, (1 mo. USD LIBOR + 2.25%), 12/1/28		1,559	1,534,386
Vaco Holdings, LLC, Term Loan, 7.204%, (SOFR + 5.00%), 1/21/29		249	244,708
			$ 12,806,800
Road & Rail — 3.7%
Grab Holdings, Inc., Term Loan, 7.03%, (1 mo. USD LIBOR + 4.50%), 1/29/26		2,493	$ 2,350,065
Kenan Advantage Group, Inc., Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 3/24/26		2,610	2,551,846
PODS, LLC, Term Loan, 5.524%, (1 mo. USD LIBOR + 3.00%), 3/31/28		3,468	3,364,435
Uber Technologies, Inc.:
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 4/4/25		6,077	6,042,461
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 2/25/27		5	5,188
			$ 14,313,995
Semiconductors & Semiconductor Equipment — 1.1%
Altar Bidco, Inc.:
Term Loan, 5.506%, (SOFR + 3.35%), 2/1/29(9)		1,100	$ 1,060,125
Term Loan - Second Lien, 7.355%, (SOFR + 5.60%), 2/1/30		475	434,230
Bright Bidco B.V.:
DIP Loan, 2/28/23(11)		274	273,669
Term Loan, 4.774%, (3 mo. USD LIBOR + 3.50%), 6/30/24		2,317	907,791
MKS Instruments, Inc., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	350	342,939
Ultra Clean Holdings, Inc., Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,234	1,220,717
			$ 4,239,471
Software — 27.8%
Applied Systems, Inc., Term Loan - Second Lien, 7.75%, (3 mo. USD LIBOR + 5.50%), 9/19/25		2,634	$ 2,614,477
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
AppLovin Corporation:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/25/28		1,297	$ 1,264,980
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 8/15/25		2,177	2,142,053
Aptean, Inc., Term Loan, 7.32%, (3 mo. USD LIBOR + 4.25%), 4/23/26		2,084	2,001,359
AQA Acquisition Holding, Inc., Term Loan, 7.318%, (USD LIBOR + 4.25%), 3/3/28(9)		965	935,488
Astra Acquisition Corp.:
Term Loan, 7.774%, (1 mo. USD LIBOR + 5.25%), 10/25/28		1,420	1,210,226
Term Loan - Second Lien, 11.399%, (1 mo. USD LIBOR + 8.88%), 10/25/29		1,450	1,224,955
Avaya, Inc., Term Loan, 6.391%, (1 mo. USD LIBOR + 4.00%), 12/15/27		175	101,281
Banff Merger Sub, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	291	281,514
Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,716	3,590,237
Term Loan - Second Lien, 8.024%, (1 mo. USD LIBOR + 5.50%), 2/27/26		775	733,150
CDK Global, Inc., Term Loan, 6.61%, (SOFR + 4.50%), 7/6/29		2,100	2,047,937
CentralSquare Technologies, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 8/29/25		893	796,030
Ceridian HCM Holding, Inc., Term Loan, 5.024%, (1 mo. USD LIBOR + 2.50%), 4/30/25		1,029	1,005,613
Cloudera, Inc.:
Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 10/8/28		2,388	2,292,480
Term Loan - Second Lien, 8.524%, (1 mo. USD LIBOR + 6.00%), 10/8/29		650	598,000
ConnectWise, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/28		1,990	1,938,260
Constant Contact, Inc., Term Loan, 6.423%, (3 mo. USD LIBOR + 4.00%), 2/10/28		2,034	1,948,674
Cornerstone OnDemand, Inc., Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,172	1,103,204
Delta TopCo, Inc.:
Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27		1,547	1,468,721
Term Loan - Second Lien, 9.336%, (3 mo. USD LIBOR + 7.25%), 12/1/28		2,250	2,041,875
E2open, LLC, Term Loan, 5.857%, (1 mo. USD LIBOR + 3.50%), 2/4/28		963	947,377
ECI Macola Max Holding, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/9/27		1,405	1,376,523

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Epicor Software Corporation:
Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 7/30/27	2,493	$ 2,424,753
Term Loan - Second Lien, 10.274%, (1 mo. USD LIBOR + 7.75%), 7/31/28	925	924,808
Finastra USA, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 6/13/24	4,925	4,620,184
GoTo Group, Inc., Term Loan, 7.118%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,019	1,585,111
Greeneden U.S. Holdings II, LLC, Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 12/1/27	2,396	2,361,606
Hyland Software, Inc., Term Loan - Second Lien, 8.774%, (1 mo. USD LIBOR + 6.25%), 7/7/25	3,806	3,752,080
Imperva, Inc., Term Loan, 6.921%, (3 mo. USD LIBOR + 4.00%), 1/12/26	2,371	2,120,227
Ivanti Software, Inc.:
Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 12/1/27	790	682,362
Term Loan, 5.848%, (3 mo. USD LIBOR + 4.25%), 12/1/27	2,878	2,486,569
MA FinanceCo., LLC, Term Loan, 5.915%, (3 mo. USD LIBOR + 4.25%), 6/5/25	1,671	1,656,455
Magenta Buyer, LLC:
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), 7/27/28	4,615	4,415,138
Term Loan - Second Lien, 10.75%, (1 mo. USD LIBOR + 8.25%), 7/27/29	1,250	1,199,219
Marcel LUX IV S.a.r.l., Term Loan, 6.455%, (SOFR + 4.00%), 12/31/27	112	109,979
Mavenir Systems, Inc., Term Loan, 7.711%, (3 mo. USD LIBOR + 4.75%), 8/18/28	323	292,654
McAfee, LLC, Term Loan, 6.157%, (SOFR + 3.75%), 3/1/29	2,500	2,383,750
Mediaocean, LLC, Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 12/15/28	549	534,452
MH Sub I, LLC, Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 9/13/24	347	340,097
Mitnick Corporate Purchaser, Inc., Term Loan, 7.393%, (SOFR + 4.75%), 5/2/29	400	391,500
Panther Commercial Holdings, L.P., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 1/7/28	991	935,947
Polaris Newco, LLC, Term Loan, 6.524%, (1 mo. USD LIBOR + 4.00%), 6/2/28	2,878	2,771,755
Proofpoint, Inc., Term Loan, 6.32%, (3 mo. USD LIBOR + 3.25%), 8/31/28	2,985	2,882,185
RealPage, Inc., Term Loan, 5.524%, (1 mo. USD LIBOR + 3.00%), 4/24/28	4,640	4,470,872
Redstone Holdco 2 L.P., Term Loan, 7.533%, (3 mo. USD LIBOR + 4.75%), 4/27/28	2,432	2,086,638
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sabre GLBL, Inc.:
Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 12/17/27		1,521	$ 1,429,643
Term Loan, 6.024%, (1 mo. USD LIBOR + 3.50%), 12/17/27		954	896,857
Term Loan, 6.805%, (SOFR + 4.25%), 6/30/28		1,006	959,057
Seattle Spinco, Inc., Term Loan, 5.274%, (1 mo. USD LIBOR + 2.75%), 6/21/24		1,730	1,712,264
Sophia, L.P., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 10/7/27		4,205	4,069,939
Sovos Compliance, LLC, Term Loan, 7.024%, (1 mo. USD LIBOR + 4.50%), 8/11/28		622	608,021
Sportradar Capital S.a.r.l., Term Loan, 3.526%, (1 mo. EURIBOR + 3.50%), 11/22/27	EUR	288	277,941
SurveyMonkey, Inc., Term Loan, 6.28%, (1 mo. USD LIBOR + 3.75%), 10/10/25		903	877,803
Tibco Software, Inc.:
Term Loan, 6.28%, (1 mo. USD LIBOR + 3.75%), 6/30/26		2,599	2,591,646
Term Loan - Second Lien, 9.78%, (1 mo. USD LIBOR + 7.25%), 3/3/28		1,350	1,345,781
Turing Midco, LLC, Term Loan, 5.274%, (1 mo. USD LIBOR + 2.75%), 3/23/28		270	268,177
Ultimate Software Group, Inc. (The):
Term Loan, 5.535%, (3 mo. USD LIBOR + 3.25%), 5/4/26		4,557	4,422,950
Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,712	1,672,199
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	365	331,087
Term Loan, 7.25%, (3 mo. USD LIBOR + 5.00%), 9/1/25		2,693	2,172,383
Vision Solutions, Inc., Term Loan, 6.783%, (3 mo. USD LIBOR + 4.00%), 4/24/28		2,481	2,359,515
VS Buyer, LLC, Term Loan, 5.524%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,222	1,202,020
			$ 106,290,038
Specialty Retail — 4.4%
Belron Finance US, LLC, Term Loan, 5.375%, (3 mo. USD LIBOR + 2.50%), 4/13/28		988	$ 975,927
Boels Topholding B.V., Term Loan, 3.571%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	600	586,389
Great Outdoors Group, LLC, Term Loan, 6.274%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,906	2,823,461
Harbor Freight Tools USA, Inc., Term Loan, 5.274%, (1 mo. USD LIBOR + 2.75%), 10/19/27		2,722	2,609,785

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
L1R HB Finance Limited:
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	450	$ 273,134
Term Loan, 6.217%, (SONIA + 5.25%), 9/2/24	GBP	450	319,438
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27		4,665	4,562,257
LIDS Holdings, Inc., Term Loan, 7.326%, (SOFR + 5.50%), 12/14/26		422	378,633
Mattress Firm, Inc., Term Loan, 5.64%, (6 mo. USD LIBOR + 4.25%), 9/25/28		1,067	923,790
PetSmart, Inc., Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), 2/11/28		3,242	3,174,364
			$ 16,627,178
Trading Companies & Distributors — 3.0%
DXP Enterprises, Inc., Term Loan, 7.274%, (1 mo. USD LIBOR + 4.75%), 12/16/27		665	$ 640,773
Electro Rent Corporation, Term Loan, 7.732%, (3 mo. USD LIBOR + 5.00%), 1/31/24		1,713	1,696,287
Hillman Group, Inc. (The):
Term Loan, 2.944%, (1 mo. USD LIBOR + 2.75%), 7/14/28(10)		84	82,292
Term Loan, 5.194%, (1 mo. USD LIBOR + 2.75%), 7/14/28		350	341,199
Park River Holdings, Inc., Term Loan, 5.527%, (3 mo. USD LIBOR + 3.25%), 12/28/27		716	653,289
Patagonia Bidco Limited:
Term Loan, 6.94%, (SONIA + 5.25%), 3/5/29	GBP	1,142	1,166,118
Term Loan, 6.94%, (SONIA + 5.25%), 3/5/29	GBP	208	212,022
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28		4,617	4,353,996
SRS Distribution, Inc.:
Term Loan, 6.177%, (SOFR + 3.50%), 6/2/28		348	333,667
Term Loan, 6.306%, (3 mo. USD LIBOR + 3.50%), 6/2/28		1,163	1,119,991
TricorBraun Holdings, Inc., Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 3/3/28		793	770,526
			$ 11,370,160
Transportation Infrastructure — 0.4%
KKR Apple Bidco, LLC, Term Loan, 5.274%, (1 mo. USD LIBOR + 2.75%), 9/23/28		1,642	$ 1,606,863
			$ 1,606,863
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 6.054%, (3 mo. USD LIBOR + 4.00%), 12/17/27		373	$ 359,663
Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Limited, Term Loan, 5.774%, (1 mo. USD LIBOR + 3.25%), 5/28/24	1,738	$ 1,609,405
		$ 1,969,068
Total Senior Floating-Rate Loans (identified cost $557,042,819)		$ 526,143,150

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	154,246	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	4,543	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.11%(13)	2,807,729	$ 2,807,729
Total Short-Term Investments (identified cost $2,807,729)		$ 2,807,729
Total Investments — 156.1% (identified cost $636,387,680)		$ 595,947,840
Less Unfunded Loan Commitments — (0.2)%		$ (791,882)
Net Investments — 155.9% (identified cost $635,595,798)		$ 595,155,958
Notes Payable — (37.7)%		$(144,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (20.9)%		$ (79,954,295)
Other Assets, Less Liabilities — 2.7%		$ 10,674,747
Net Assets Applicable to Common Shares — 100.0%		$ 381,876,410

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2022, the aggregate value of these securities is $52,011,394 or 13.6% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2022.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Restricted security.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	The stated interest rate represents the weighted average interest rate at August 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At August 31, 2022, the total value of unfunded loan commitments is $757,590.
(11)	This Senior Loan will settle after August 31, 2022, at which time the interest rate will be determined.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	9,015,019	USD	9,065,053	Standard Chartered Bank	9/2/22	$ —	$ (5,406)
USD	9,211,688	EUR	9,015,019	Standard Chartered Bank	9/2/22	152,041	—
GBP	73,870	USD	88,020	Bank of America, N.A.	9/30/22	—	(2,160)
USD	2,278,586	EUR	2,150,626	Standard Chartered Bank	9/30/22	113,343	—
USD	2,247,481	EUR	2,122,141	Standard Chartered Bank	9/30/22	110,916	—
USD	2,188,926	EUR	2,065,171	State Street Bank and Trust Company	9/30/22	109,719	—
USD	2,008,921	EUR	1,895,930	State Street Bank and Trust Company	9/30/22	100,105	—
USD	87,841	GBP	72,741	JPMorgan Chase Bank, N.A.	9/30/22	3,294	—
USD	2,820,312	GBP	2,309,699	State Street Bank and Trust Company	9/30/22	135,716	—
USD	9,084,002	EUR	9,015,019	Standard Chartered Bank	10/4/22	5,290	—
EUR	4,761,511	USD	4,886,222	JPMorgan Chase Bank, N.A.	10/31/22	—	(82,080)
USD	5,360,831	EUR	5,241,269	Bank of America, N.A.	10/31/22	72,635	—
USD	2,513,105	EUR	2,447,669	Goldman Sachs International	10/31/22	43,521	—

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,512,841	EUR	2,447,669	Goldman Sachs International	10/31/22	$ 43,257	$ —
USD	721,768	EUR	704,436	HSBC Bank USA, N.A.	10/31/22	11,025	—
USD	4,722,102	EUR	4,616,969	State Street Bank and Trust Company	10/31/22	63,796	—
						$964,658	$(89,646)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At August 31, 2022, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At August 31, 2022, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,724	$0
Total Common Stocks			$34,724	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)	5/26/17	14	$14,000	$0
Total Convertible Preferred Stocks			$14,000	$0
Total Restricted Securities			$48,724	$0

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At August 31, 2022, the value of the Trust's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $2,807,729, which represents 0.8% of the Trust's net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended August 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,301,950	$31,490,150	$(32,984,371)	$ —	$ —	$2,807,729	$13,243	2,807,729
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2022, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 28,738,088	$ —	$ 28,738,088
Closed-End Funds	7,492,542	—	—	7,492,542
Common Stocks	1,040,976	1,267,922	930,935	3,239,833
Convertible Preferred Stocks	—	506	0	506
Corporate Bonds	—	27,525,992	—	27,525,992
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	524,937,542	413,726	525,351,268
Warrants	—	0	0	0
Short-Term Investments	2,807,729	—	—	2,807,729
Total Investments	$11,341,247	$582,470,050	$1,344,661	$595,155,958
Forward Foreign Currency Exchange Contracts	$ —	$ 964,658	$ —	$ 964,658
Total	$11,341,247	$583,434,708	$1,344,661	$596,120,616
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (89,646)	$ —	$ (89,646)
Total	$ —	$ (89,646)	$ —	$ (89,646)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2022 is not presented.

Eaton Vance
Floating-Rate Income Trust
August 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.